Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other long-term liabilities [Abstract]
Schedule of Other Long-Term Liabilities

	December 31	December 31
	2019	2018
	€ in thousands
Government authorities	-	209
Forward contracts closed (1)	1,767	1,731
Liabilities for employees benefits	28	19

	1,795	1,959

(1)
The Company closed euro/USD forward contracts with an accumulated loss of approximately €1,767 thousand (approximately $1,982 thousand) that are expected to be received between 2021 and 2022 (depending on the relevant dates of the forward positions).